LEASES - Future minimum payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	$ 40,691	$ 23,496
Present value of payments	33,308	20,875	$ 10,192
Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	40,691	23,496
Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	33,308	20,875
Within one year
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	4,644
Within one year | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	4,644	3,118
Within one year | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	4,535	3,068
After one year but not more than five years | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	15,157	10,255
After one year but not more than five years | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	13,582	9,392
More than five years | Minimum payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Minimum payments	20,890	10,123
More than five years | Present value of payments
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Present value of payments	$ 15,191	$ 8,415